STOCKHOLDERS DEFICIT, Narrative (Q3) (Details)			9 Months Ended	10 Months Ended	12 Months Ended
	Mar. 04, 2022 USD ($)	Mar. 04, 2021 USD ($) shares	Sep. 30, 2023 Vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) Vote $ / shares shares	Dec. 20, 2022 shares	Aug. 20, 2022 shares	Aug. 20, 2021 shares
Class of Stock [Line Items]
Preferred stock, shares authorized			1,000,000	1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued			0	0	0
Preferred Stock, Shares Outstanding			0	0	0
Proceeds from issuance of common stock | $				$ 25,000
Stock conversion ratio					one
Stock conversion, as-converted percentage			20.00%		20.00%
Investor [Member]
Class of Stock [Line Items]
Per share redemption price | $ / shares					$ 0.005
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			150,000,000	150,000,000	150,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issue			0	0	0
Common stock, shares outstanding			0	0	0	18,041,500
Number of shares subject to possible redemption			1,304,259	18,041,500	1,304,259
Stockholder redemption realized gains ( in shares)			16,737,241
Per share redemption price | $ / shares			$ 10.18
Common stock, votes per share | Vote			1		1
Stock conversion ratio			one
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			20,000,000	20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issue			4,510,375	4,510,375	4,510,375
Common stock, shares outstanding			4,510,375	4,510,375	4,510,375
Common stock, votes per share | Vote					1
Issuance of class B ordinary shares to sponsor (in shares)				5,031,250
Common Class B [Member] | Investor [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock | $	$ 25,000	$ 25,000
Issuance of class B ordinary shares to sponsor (in shares)		5,031,250
Common stock shares subject to forfeiture, forfeited							520,875	520,875